Income taxes - Movement in net deferred taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of year	$ 16.2	$ 17.1
Recognized in profit/loss	21.8	4.8
Recognized in other comprehensive income (loss)	6.3	3.7
Recognized in equity		(10.0)
Other	1.5	0.6
Deferred tax liability (asset) at end of year	$ 45.8	$ 16.2